Business acquisition and deconsolidation	12 Months Ended
Dec. 31, 2022
Business acquisition and deconsolidation
Business acquisition and deconsolidation

9.Business acquisition and deconsolidation

(a) Acquisition of Full Jet Limited (“Full Jet”)

Full Jet is a strategic and brand-focused industry expert that specializes in developing go-to-market strategies for high-end and luxury brands entering the Chinese market. In March 2021, the Group acquired 100% equity interest of Full Jet for a total consideration of RMB90,988, comprising cash consideration and contingent consideration subject to Full Jet’s future operating results. Contingent consideration is initially and subsequently measured with changes in fair value reflected in profit and loss, which is recorded in other current or non-current liabilities in the consolidated balance sheets. For the year ended December 31, 2022, a fair value change on contingent consideration payable of RMB9,495 was recorded in other operating income, net and an amount of RMB7,224 was paid.

The purchase price as of the date of acquisition is comprised of:

Amounts
RMB’000
Cash consideration	61,267
Contingent consideration at fair value	29,721
Total	90,988

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net assets acquired	11,872
Intangible assets	—
- Brand	12,100
- Customer relationships	6,000
Goodwill	65,541
Deferred tax liabilities	(4,525)
Total	90,988

(b) Acquisition of Suzhou Baoleantone International Logistics Co., Ltd (“BolTone”)

In May 2021, the Group acquired 51% equity interest in BolTone, a warehouse and supply chain service provider in Mainland China, with a total consideration of RMB121,391, comprising cash consideration and contingent consideration subject to BolTone’s future operating results. Contingent consideration is initially and subsequently measured at fair value with changes in fair value reflected in profit and loss, which is recorded in other current or non-current liabilities in the consolidated balance sheets. RMB19,278 of contingent consideration was paid in year ended December 31, 2022.

The purchase price as of the date of acquisition is comprised of:

Amounts
RMB’000
Cash	64,260
Contingent consideration	57,131
Total	121,391

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities and noncontrolling interest as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net assets acquired	95,729
Intangible assets	—
- Technology	5,000
- Customer relationship	64,200
Goodwill	75,761
Deferred tax liabilities	(17,300)
Non-controlling interests	(101,999)
Total	121,391

Net assets acquired primarily consisted of cash of RMB91,399, accounts receivable of RMB48,019 and other current liabilities of RMB57,030 as of the date of acquisition.

(c) Acquisition and Subsequent-deconsolidation of Bao Best IOT Technology (Suzhou) Co., Ltd. (“BaoBest”)

In June and July 2021, the Group acquired several supply chain businesses in Mainland China for a total cash consideration of RMB90,285, of which RMB27,174 is to be paid in the following year.

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities and noncontrolling interest as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net assets acquried	23,459
Intangible assets
- Franchise	69,608
Goodwill	47,607
Deferred tax liabilities	(17,402)
Non-controlling interests	(32,987)
Total	90,285

In July 2022, Baobest newly issued equity to a third party for a consideration of RMB 15,300. Baozun’s ownership in Baobest was reduced from 73.20% to 41.76%. As a result, Baozun ceased to have controlling financial interest in Baobest but still retained significant influence through its noncontrolling interest and one out of five representatives in the Board. The retained investment was accounted for under equity method in accordance with ASC 323. RMB 91 million loss was recognized for the deconsolidation.

(d) Acquisition of Shanghai Morefun Information Technology Co., Ltd. (‘‘Morefun”)

Morefun is a technology-oriented digital marketing solution provider in China e-commerce industry. In August 2021, the Group acquired 51% equity interest of Morefun for a total consideration of RMB 45,900, comprising cash consideration and contingent consideration subject to Morefun’s future operating results. Contingent consideration is initially and subsequently measured at fair value with changes in fair value reflected in profit and loss, which is recorded in other current liabilities in the consolidated balance sheets as of December 31, 2021 and subsequently paid in the year ended December 31, 2022.

The purchase price as of the date of acquisition is comprised of:

Amounts
RMB’000
Cash	40,000
Contingent consideration at fair value	5,900
Total	45,900

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net assets acquired	3,367
Intangible assets
- Customer relationship	21,200
- Technology	3,300
Goodwill	59,090
Deferred tax liabilities	(3,675)
Non-controlling interests	(20,598)
Redeemable non-controlling interest	(16,784)
Total	45,900

(e) Acquisition of Shanghai Yi Shang Network Information Co., Limited (“eFashion”)

eFashion is a leading e-commerce solutions provider for fashion brands, focused on bringing international fashion brands to China. In September 2021, the Group acquired 100% equity interest of eFashion for a total cash consideration of RMB221,026, of which RMB96,089 will be paid by instalments in the following three years. In year ended December 31, 2022, an amount of RMB33,663 was paid.

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net assets acquired	28,986
Intangible assets
- Customer relationship	55,300
- Technology	11,200
Goodwill	135,515
Deferred tax liabilities	(9,975)
Total	221,026

Net assets acquired primarily consisted of cash and cash equivalents of RMB44,279, accounts receivable of RMB24,656 and accrued expenses and other current liabilities of RMB43,532 as of the date of acquisition.

The transaction costs related to the above acquisitions were immaterial. The financial results of the acquired businesses, which are not material, have been included in the Company’s consolidated financial statements for the period subsequent to their acquisitions. Pro forma information is not presented for the acquisitions as the impact to the consolidated financial statements is not material.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes.